WEIGHTED AVERAGE NUMBER OF SHARES (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage	21.20%	19.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage	16.10%	17.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage	14.80%	14.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration risk, percentage	13.70%	14.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration risk, percentage	11.90%	11.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration risk, percentage	10.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 Customers [Member]
Concentration risk, percentage	98.70%	97.50%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Four Suppliers [Member]
Concentration risk, percentage	47.20%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | One Suppliers [Member]
Concentration risk, percentage		11.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage	32.20%	25.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage	22.80%	18.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage	14.00%	12.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration risk, percentage		11.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration risk, percentage		11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration risk, percentage		10.20%
Maximum [Member]
Bank deposits	¥ 500,000